Share-Based Compensation (Details Narrative) - Stock Option Awards [Member] $ / shares in Units, Pure in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021 CAD ($)	Jul. 31, 2020 CAD ($)	Jul. 31, 2021 CAD ($) $ / shares	Jul. 31, 2020 CAD ($) $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation Expense | $	$ 5.1	$ 2.1	$ 21.0	$ 9.1
Granted	0.0	0.0	2.2	2.1
Weighted average fair value of options granted | $ / shares			$ 8.90	$ 5.55